MFA 2025-NQM3 Trust ABS-15G

Exhibit 99.43

Infinity Loan ID	Loan Number	Redacted ID	Loan Number 2	Borrower Name	State	QM/ATR Status	Initial Overall Loan Grade	Final Overall Grade	Final Credit Grade	Final Property Grade	Final Compliance Grade	Material (level 3) TRID exception?	Material (level 3) Non-TRID exception?	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Property Type	Note Date	LTV	CLTV	Occupancy	Purpose	Credit Score	Brwr 1 Yrs in Property	Brwr 1 Occupation	Brwr 1 Yrs on Job	Total Monthly Income	Mortgage History	Cash Out Amount	DTI	FTHB Flag	Loan Doc Type	Loan Status	Review Date
xx	xx	60585		xx	California	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Provide CDA or simliar document as provided AVM reflects confidence score as 0.16 which is greater than 0.10.Additional valuation product not found in file, additional product will be ordered to validate appraised value.” 02/25/2022 - Received CDA as additional valuation & condition resolved.			Single Family	xx	xx	xx	Investor	Cash Out	812					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	07/10/2025
xx	xx	60621		xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) ComplianceEase Risk Indicator is "Elevated" - EV R COMMENT: Finance charge on PCCD is under-disclosed by $225 .The PCCD reflects a finance charge of $XXXX,while the compliance finance charge is $XXXX.The $225 exceeds the acceptable tolerance of $100. Resolved 2/24/2022 : Received PCCD and updated, hence conditions cleared.			Single Family	xx	xx	xx	Primary	Purchase	760		xx	11	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		49.999%	Yes	Alternative	QC Complete	11/30/2021
xx	xx	73784		xx	Nevada	Not Covered/Exempt	1	1	1	1	1	No	No						PUD	xx	xx	xx	Investor	Cash Out	714					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	09/15/2023